Schedule of Investments (unaudited) April 30, 2019	iShares® Robotics and Artificial Intelligence ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 1.3%
ATS Automation Tooling Systems Inc.(a)	24,630	$392,740

China — 12.5%
21Vianet Group Inc., ADR(a)	30,270	237,922
Alibaba Group Holding Ltd., ADR(a)	1,896	351,841
Baidu Inc., ADR(a)	1,590	264,306
iQIYI Inc., ADR(a)	16,212	358,447
Lenovo Group Ltd.	420,000	389,196
Meitu Inc.(a)(b)(c)	936,000	343,600
Momo Inc., ADR	11,526	404,217
SINA Corp./China(a)	4,584	288,517
Sohu.com Ltd., ADR(a)	13,038	269,495
Weibo Corp., ADR(a)	4,452	304,962
Xiaomi Corp., Class B(a)(b)	165,600	253,717
YY Inc., ADR(a)	4,380	370,592

		3,836,812

France — 4.8%
Atos SE	3,672	377,694
Dassault Systemes SE	2,418	382,225
STMicroelectronics NV	20,766	381,087
Vivendi SA	11,862	343,909

		1,484,915

Germany — 4.0%
Duerr AG	8,262	371,573
Isra Vision AG	10,218	408,812
Nemetschek SE	2,484	457,938

		1,238,323

Israel — 1.1%
Stratasys Ltd.(a)	14,664	340,938

Japan — 9.6%
FANUC Corp.	1,900	354,411
Gree Inc.	66,000	256,000
Harmonic Drive Systems Inc.	9,600	377,535
Kawasaki Heavy Industries Ltd.	13,200	306,489
LINE Corp.(a)	9,000	301,818
MINEBEA MITSUMI Inc.	20,400	360,835
Nidec Corp.	2,400	340,148
Sony Corp.	5,400	252,703
Yaskawa Electric Corp.	10,800	397,091

		2,947,030

Netherlands — 1.2%
Yandex NV, Class A(a)	10,248	383,583

Russia — 0.9%
Mail.Ru Group Ltd., GDR(a)(d)	11,604	268,052

South Korea — 1.9%
NAVER Corp.	2,640	270,068
Samsung Electronics Co. Ltd.	8,268	324,520

		594,588

Sweden — 1.0%
Spotify Technology SA(a)	2,280	309,556

Taiwan — 4.2%
Global Unichip Corp.	42,000	308,534
Hiwin Technologies Corp.	36,514	346,813
HTC Corp.(a)	228,000	308,417

Security	Shares	Value

Taiwan (continued)
Parade Technologies Ltd.	19,000	$321,575

		1,285,339

United Kingdom — 1.3%
AVEVA Group PLC	9,294	405,163

United States — 55.9%
3D Systems Corp.(a)(c)	26,946	286,705
Adobe Inc.(a)	1,248	360,985
Advanced Micro Devices Inc.(a)	14,412	398,204
Alphabet Inc., Class A(a)	276	330,913
Altair Engineering Inc., Class A(a)	10,470	412,937
Alteryx Inc., Class A(a)	4,440	393,562
Amazon.com Inc.(a)	186	358,333
Ambarella Inc.(a)	7,620	381,914
AMETEK Inc.	4,008	353,385
ANSYS Inc.(a)	1,920	375,936
Apple Inc.	1,740	349,166
Autodesk Inc.(a)(c)	2,184	389,211
CEVA Inc.(a)	12,756	321,324
Cloudera Inc.(a)	46,596	518,613
Cognex Corp.	7,224	364,306
Cypress Semiconductor Corp.	22,530	387,065
Dropbox Inc., Class A(a)	12,702	309,675
Facebook Inc., Class A(a)	1,986	384,092
HubSpot Inc.(a)	2,172	400,712
Intel Corp.	5,964	304,403
International Business Machines Corp.	2,370	332,440
Intuitive Surgical Inc.(a)	588	300,250
iRobot Corp.(a)(c)	3,324	344,167
j2 Global Inc.	4,056	355,387
Lattice Semiconductor Corp.(a)	41,088	532,090
MaxLinear Inc.(a)(c)	15,324	412,369
Medtronic PLC	3,030	269,094
Microchip Technology Inc.	3,984	397,962
Microsoft Corp.	2,664	347,918
MicroStrategy Inc., Class A(a)	2,262	338,621
MongoDB Inc.(a)	3,150	443,898
MTS Systems Corp.	6,354	349,343
Netflix Inc.(a)(c)	1,080	400,183
NVIDIA Corp.	1,938	350,778
Proto Labs Inc.(a)	2,514	276,012
QUALCOMM Inc.	4,992	429,961
salesforce.com Inc.(a)	2,082	344,259
Silicon Laboratories Inc.(a)(c)	3,480	374,657
Snap Inc., Class A, NVS(a)(c)	48,438	539,599
Splunk Inc.(a)	2,730	376,849
Tableau Software Inc., Class A(a)(c)	2,232	271,880
Talend SA, ADR(a)(c)	8,178	405,465
Teradata Corp.(a)	7,674	348,937
Texas Instruments Inc.	3,048	359,146
TransEnterix Inc.(a)(c)	98,844	197,688
Twitter Inc.(a)	8,004	319,440
Xilinx Inc.	3,234	388,533

		17,188,367

Total Common Stocks — 99.7% (Cost: $26,247,398)		30,675,406

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Robotics and Artificial Intelligence ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(f)(g)	2,665,510	$2,666,576
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(f)	53,837	53,837

		2,720,413

Total Short-Term Investments — 8.9% (Cost: $2,719,889)		2,720,413

Total Investments in Securities — 108.6% (Cost: $28,967,287)		33,395,819

Other Assets, Less Liabilities — (8.6)%		(2,631,512)

Net Assets — 100.0%		$30,764,307

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,665,510	2,665,510	$2,666,576	$23,548	(a)	$250	$524
BlackRock Cash Funds: Treasury, SL Agency Shares	9,895	43,942	53,837	53,837	527		—	—

				$2,720,413	$24,075		$250	$524

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$30,675,406	$—	$—	$30,675,406
Money Market Funds	2,720,413	—	—	2,720,413

	$33,395,819	$—	$—	$33,395,819

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

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